                                             UAM Funds
                                             Funds for the Informed Investor(sm)

Sirach Portfolios
Semi-Annual Report                                                April 30, 2000

                                                                          UAM(R)

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter....................................................     1

Portfolios of Investments

  Sirach Special Equity Portfolio.......................................     8

  Sirach Growth Portfolio...............................................    13

  Sirach Strategic Balanced Portfolio...................................    17

  Sirach Bond Portfolio.................................................    24

  Sirach Equity Portfolio...............................................    29

Statements of Assets and Liabilities....................................    32

Statements of Operations................................................    33

Statements of Changes in Net Assets

  Sirach Special Equity Portfolio.......................................    34

  Sirach Growth Portfolio...............................................    35

  Sirach Strategic Balanced Portfolio...................................    36

  Sirach Bond Portfolio.................................................    37

  Sirach Equity Portfolio...............................................    38

Financial Highlights

  Sirach Special Equity Portfolio.......................................    39

  Sirach Growth Portfolio...............................................    40

  Sirach Strategic Balanced Portfolio...................................    42

  Sirach Bond Portfolio.................................................    43

  Sirach Equity Portfolio...............................................    44

Notes to Financial Statements...........................................    45

-------------------------------------------------------------------------------

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

April 30, 2000

Dear Shareholders:

Sirach Special Equity Portfolio

The Sirach Special Equity Portfolio had $233.0 million in assets on April 30, 2000. The six-month period ended April 30, 2000 was a solid one for equity returns as witnessed by the 7.20% return of the S&P 500 Index. Performance of small capitalization issues was a much stronger 38.11% as measured by the Russell 2500 Growth Index. The Special Equity Portfolio fared well in this environment with a gain of 39.58%.

Though several sectors exhibited strong returns, the driving force in the market as well as the Portfolio was the Technology sector. This continued to be our most heavily weighted portion of the Portfolio. During the period we shifted our focus somewhat within the sector, choosing to reduce our holdings in software and Internet related securities in favor of higher exposure to semiconductors and communication equipment manufacturers. Higher visibility to earnings at more attractive valuations was the motivation behind the shift.

Healthcare is the second largest sector weighting in the Portfolio and a big contributor to our relative out-performance. Return contribution came from being overweight the index and having superior stock selection to the index holdings. We moved to an overweight condition early in the period largely as a result of continuing to build our positions in the biotech industry. The biotech companies were strong performers as new drug offerings and strong pipelines resulted in increased earnings and a higher profile amongst investors. Later in the period, as a result of higher valuations, we shifted funds to healthcare service providers and generic drug manufacturers. We were attracted to these stocks by their improving earnings prospects and better valuation levels.

The Energy sector, which typically doesn't fare well in our earnings driven ranking system, is currently an overweight position in the Portfolio and was a strong contributor to performance. As a result of strong demand for their services, the earnings of our holdings in oil services companies has been accelerating and the stocks have been well rewarded.

We reduced our exposure to the Consumer Discretionary sector during the period. The sector is currently the third largest weighting in the Portfolio, but has been reduced to an equal weighting with the index. Companies were trimmed or eliminated in the specialty retail and apparel industries. Fears that Fed tightening will

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

eventually slow the economy weighed heavily on these companies. Slowing same store sales raised additional concerns about future earnings growth prospects. These concerns caused this sector to be a drag on performance of the Portfolio.

The Portfolio remains most underweighted the Russell 2500 Growth Index in Capital Goods. Within Capital Goods we find few opportunities with the earnings characteristics we desire. Communication Services is a sector we are building in size, continuing to search for companies that benefit from the demand for broadband access.

Sirach Equity Portfolio

The Sirach Equity Portfolio completed the first six months of fiscal 2000 with net assets of $79.7 million, up from $43.1 million at 1999 Fiscal Year end with a return of 12.37% for the six month period ended April 30, 2000. The Equity Portfolio significantly outperformed the S&P 500 Index and the Dow Jones Industrial Average with returns of 7.20% and 0.76%, respectively. Technology stocks led the market to record levels during the first quarter of fiscal 2000, only to experience a sharp correction in the second quarter over concerns about fed policy. However, the Equity Portfolio weathered the turbulent market conditions through strategic sector allocation and individual stock selection. We further believe that the Equity Portfolio is well positioned to take advantage of the recent sell-off and benefit from compelling growth opportunities as the market recovers.

An increased exposure to the Technology sector versus the S&P 500 Index contributed to the Equity Portfolio's strong performance during the six-month period. As the largest sector weight, our technology holdings focused in telecommunication equipment, networking, semi-conductor and software application companies that continue to benefit from the explosive growth in Internet infrastructure. After strong contribution to performance over the first six months of 2000, we believe that telecommunication infrastructure companies will continue to lead economic expansion through 2000 and 2001. Good stock selection and a relative overweight in the Consumer Discretionary sector also contributed positively to the Portfolio's performance. This sector's performance was led by a solid showing from warehouse stores and advertising companies that have benefited from the strong economy.

In spite of the Equity Portfolio's outperformance for the period versus the S&P 500 and Dow Jones, overall performance was inhibited by weakness in a few areas. An overweight position and FDA product safety concerns for two stalwart drug companies resulted in a negative contribution by the Healthcare sector. The

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

Communication Services sector weighting was equal to that of the index, but lagged in performance due to recent market weakness of telecommunication service providers. Consumer Staples performance was off slightly for the period as a result of disappointing earnings from some historically consistent performers. Though an abundance of merger activity fueled performance in the media sector during the first quarter of fiscal 2000, the gains were reversed in the second quarter over concerns of an economic slowdown.

Although the Equity Portfolio is not restricted from owning non-traditional growth sectors, such as Utilities, Energy, Transportation and Basic Materials, companies in these sectors do not typically meet our screening parameters. Our screening model focuses on companies that demonstrate consistent earnings growth, earnings surprises and potential earnings catalysts, which are not generally characteristics of these sectors. As a result, the Equity Portfolio did not have any exposure to these sectors.

Sirach Growth Portfolio

The Sirach Growth Portfolio completed the first six months of fiscal 2000 with net assets of approximately $78.6 million. For the six month period ending April 30, 2000 the Portfolio performed well, posting a gain of 15.63% for its Institutional Class shareholders and 15.57% for its Institutional Service Class shareholders. This compares quite nicely with the S&P 500 return of 7.20% and the Dow Jones Industrial Average return of 0.76%. Growth oriented portfolios once again outpaced value as technology companies continued to drive the returns of the indexes.

With Technology as the Portfolio's largest sector weighting, performance relative to the indexes benefited on two counts; during the period we were overweighted the index in Technology and our stock selection proved to be better than the index. Within the sector, performance contribution was broad. Companies that provide equipment that increases bandwidth and companies that provide the backbone to the Internet continued to experience strong demand for their products. Semiconductor manufacturers also continued to see strong demand spread over a myriad of end products ranging from communication devices, consumer products, and personal computers. Our software holdings also contributed positively, especially those companies providing business-to-business enabling software and security.

The Consumer Discretionary and Finance sectors also proved to be positive contributors to our strong relative performance. Consumer Discretionary has grown to be the third largest weighting in the Portfolio. Our stock selections have focused on

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

the leading firms in such areas as consumer electronics, warehouse stores, and discount stores. These companies were rewarded during the quarter as they continued to report strong internal growth along with strong control of costs. Our underweight of Finance relative to the S&P 500 proved to be fortuitous during the six-month period as the Finance sector of the index actually had negative returns. Our financial holdings, focused in insurance and financial services, actually had positive returns during the period, thus contributing nicely to our performance.

The second largest sector weighting in the Portfolio, Healthcare, also added to our relative performance, though results were mixed. Exposure we had to biotech proved to be quite beneficial, while our holdings in large pharmaceutical companies proved to be a drag on returns. During the period, biotech companies were rewarded for growing acceptance of their products, stronger pipelines of new drugs, and solid earnings progress. Our pharmaceutical holdings suffered as new side effects were discovered in drug compounds manufactured by two of the companies in the Portfolio.

Consumer Staples and Energy are two other sectors of note. During this six-month period, Consumer Staples has gone from our second largest weighting and an overweight relative to the index, to an average weighting that is underweight the index. Rankings for these companies, as determined by our proprietary ranking model, have deteriorated and remain poor. Many of these companies are large multinationals that have already come a long way toward penetrating worldwide markets. Their earnings growth rates are slowing and opportunities for earnings surprise diminishing. Earnings disappointments from two holdings in this area caused this sector to be a drag on performance. As for Energy, we continue to be underweight the index with no holdings in this sector. This proved to be a slight drag on relative returns. Some companies in oil services are beginning to advance in our ranking model and our fundamental research in this area is focused on the sustainability of their earnings.

Sirach Strategic Balanced Portfolio

The Sirach Strategic Balanced Portfolio had net assets of $75.2 million on April 30, 2000. Asset allocation was 60.2% common stocks, 38.5% fixed income and the remainder in cash equivalents.

The Sirach Strategic Balanced Portfolio returned 9.55% for the first fiscal six months of 2000, compared to 1.46% for the Lipper Balanced Fund Index.

The common stock characteristics for the Sirach Strategic Balance Portfolio are identical to the Sirach Growth Portfolio, while the bond and derivative characteristics match the Sirach Bond Portfolio.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

Sirach Bond Portfolio

The total return for the Sirach Bond Portfolio's Institutional Class Shares for the fiscal six months ended April 30, 2000 was 0.43% and 0.30% for its Institutional Service Class shareholder versus 1.42% for the Lehman Bond Aggregate Index. On April 30, 2000, the Portfolio's net assets were $80.1 million.

The Portfolio's poor relative performance during the fiscal six months is primarily attributed to negative news on one corporate issuer. Conseco, Inc., a company specializing in insurance and consumer finance, has been a core holding since June of 1999. In November, we increased the position based on improving credit fundamentals, which were confirmed by a Moody's rating upgrade in December. Unfortunately, due to a surprise reversal in management strategy in late March, the markets lost confidence in Conseco, leading to lower financial flexibility and a reversal in credit ratings. New management is actively trying to resolve these problems, and has already announced some positive steps. We currently view the bonds as a hold for the Portfolio.

There were several factors that contributed to performance. First, the Portfolio had a higher than index duration as rates fell. Second, on a contribution to duration basis we had a full allocation in Treasurys which was the best performing sector. Third, the Portfolio's Treasury position was overweighted in long maturities which benefited from the Treasury Department's buyback program and the resulting inversion in the yield curve.

The bond market's positive return in the first fiscal quarter was a welcome change from the negative returns in 1999. The only significant price appreciation was in the Treasury sector with maturities greater than 5 years. Corporates and mortgages had positive returns reflecting income but very little price appreciation. Surprisingly, the rally in the Treasury market occurred despite a strong economy and two additional rate hikes by the Fed.

While Treasury yields fell, corporate and mortgage yields were close to unchanged during the quarter. Returns were positive in these sectors but included little price appreciation. Yield spreads widened during the quarter, which is another way of saying that more yield is gained by selling Treasurys and buying other securities now than three months ago. These spreads are likely to stay fairly wide as long as the Treasury market is supported by shrinking supply.

We believe that the economy will remain strong, supported by consumer spending, business investment and growing exports into strong overseas economies. The wildcard for the U.S. economy will continue to be the stock market and its potential

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

impact on consumer spending. Treasurys will continue to be supported by shrinking supply. The Fed will continue with their slow and steady tightening with several more increases in the months ahead. This will continue to pressure the short end of the market and the yield curve should invert further. Yields are currently close to fair value. A significant drop from current levels will require a slower economy, a significant correction in the equity market or some combination of the two.

We believe that we are well positioned in what is turning out to be an unusual and volatile year in the fixed markets.

Sincerely,


SIRACH CAPITAL MANAGEMENT, INC.


   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Dow Jones Industrial Average is a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Aggregate Bond Index is an unmanaged index of investment grade bonds, including U.S. treasury bonds, agency bond issues, corporate bond issues and mortgage backed securities.

Lipper Balanced Fund Index is an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60% to 40%.

Russell 2500 Growth Index is a subset of the Russell 2500 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
Common Stocks - 95.1%

                                                                  Shares            Value
                                                               ------------      ------------
AIR TRANSPORTATION -- 1.5%
  Atlantic Coast Air*........................................        33,200      $    991,850
  Skywest....................................................        61,450         2,590,502
                                                                                 ------------
                                                                                    3,582,352
                                                                                 ------------
APPAREL/TEXTILES -- 1.5%
  Pacific Sunwear of California*.............................       101,100         3,446,878
                                                                                 ------------
BANKS -- 0.4%
  National Commerce Bancorporation...........................        55,150           903,081
                                                                                 ------------
BIO/SPECIALTY PHARMACEUTICAL -- 5.2%
  Alkermes*..................................................        29,100         1,545,937
  Cephalon*..................................................        49,200         2,761,350
  Cor Therapeutic*...........................................        19,600         1,493,887
  Medimmune*.................................................        23,150         3,694,595
  QLT PhotoTherapeutics*.....................................        50,100         2,783,681
                                                                                 ------------
                                                                                   12,279,450
                                                                                 ------------
COMMUNICATIONS EQUIPMENT -- 9.3%
  Amdocs*....................................................        27,850         1,885,097
  Ciena*.....................................................        42,100         5,201,981
  Clarent*...................................................        30,500         2,072,094
  Copper Mountain Networks*..................................        27,400         2,283,619
  E-Tek Dynamics*............................................        15,800         3,234,556
  Globecomm Systems Inc*.....................................        27,900           526,612
  Lucent Technologies........................................        37,306         2,319,998
  Powerwave Technologies*....................................        12,700         2,641,997
  RF Micro Devices*..........................................         7,200           748,800
  ViaSat*....................................................        18,600           870,712
                                                                                 ------------
                                                                                   21,785,466
                                                                                 ------------
COMPUTER RELATED -- 5.4%
  Comverse Technology*.......................................        17,500         1,561,328
  Extreme Networks*..........................................        18,900         1,085,569
  Intelligroup*..............................................        39,000           604,500
  Network Appliance*.........................................        40,400         2,988,337
  Network Solutions*.........................................        29,500         4,366,000
  U.S. Internetworking*......................................        86,600         2,151,469
                                                                                 ------------
                                                                                   12,757,203
                                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

Common Stocks - Continued

                                                                  Shares            Value
                                                               ------------      ------------
COMPUTER SOFTWARE/SERVICES -- 15.7%
  Business Objects ADR*.....................................         32,200      $  3,148,556
  Checkpoint Software*......................................          7,300         1,265,181
  China.com, Cl A*..........................................         15,600           758,062
  Gemstar International Group*..............................         12,800           592,000
  Go2Net*...................................................         67,750         4,022,656
  Inktomi*..................................................         29,900         4,601,797
  Intranet Solutions*.......................................         23,200           514,025
  Mercury Interactive*......................................         45,000         4,047,187
  National Instruments*.....................................         50,200         2,445,681
  Network Associates*.......................................        186,200         4,736,462
  Qlogic*...................................................         21,300         2,135,991
  Quanta Services*..........................................         36,550         1,697,291
  RealNetworks*.............................................         39,400         1,875,194
  Redback Networks*.........................................         17,600         1,394,250
  Remedy*...................................................         25,000         1,328,125
  Verio*....................................................         34,500         1,295,906
  Verity*...................................................         27,400           887,931
                                                                                 ------------
                                                                                   36,746,295
                                                                                 ------------
COMPUTER/INTERNET RELATED -- 2.7%
  Caldera Systems*..........................................         35,300           458,900
  Covad Communications Group*...............................         67,625         1,870,254
  Internap Network Services*................................         50,900         1,950,106
  Webtrends*................................................         60,300         1,976,709
                                                                                 ------------
                                                                                    6,255,969
                                                                                 ------------
ELECTRONICS -- 9.6%
  American Superconductor*..................................         21,500           821,031
  Amkor Technology*.........................................        105,000         6,411,562
  Anaren Microwave*.........................................         14,300         1,487,200
  AVX.......................................................         14,900         1,451,819
  Burr-Brown*...............................................         26,100         1,778,063
  Cypress Semiconductor*....................................         19,900         1,033,556
  Macromedia*...............................................         44,300         3,848,563
  Safeguard Scientifics*....................................         98,250         4,101,938
  Silicon Storage Technology*...............................         15,100         1,472,250
                                                                                 ------------
                                                                                   22,405,982
                                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

Common Stocks - Continued

                                                                  Shares            Value
                                                               ------------      ------------
ENTERTAINMENT -- 1.2%
  Pinnacle Entertainment*...................................         79,200      $  1,588,950
  Tweeter Home Entertainment Group*.........................         33,200         1,224,250
                                                                                 ------------
                                                                                    2,813,200
                                                                                 ------------
EXPLORATION/DRILLING -- 3.5%
  BJ Services*..............................................         46,100         3,238,525
  Pride International*......................................         68,200         1,543,025
  Santa Fe International....................................        101,800         3,499,375
                                                                                 ------------
                                                                                    8,280,925
                                                                                 ------------
FINANCIAL SERVICES -- 1.8%
  Metris*...................................................         66,600         2,497,500
  The PMI Group.............................................         36,600         1,772,813
                                                                                 ------------
                                                                                    4,270,313
                                                                                 ------------
INSURANCE COMPANIES -- 2.6%
  Ace Ltd...................................................        130,000         3,111,875
  MGIC Investment...........................................         61,900         2,959,594
                                                                                 ------------
                                                                                    6,071,469
                                                                                 ------------
MACHINERY -- 0.4%
  Pall......................................................         40,000           892,500
                                                                                 ------------
MEDIA-TV/RADIO/CABLE -- 1.0%
  Hispanic Broadcasting*....................................         20,500         2,071,781
                                                                                 ------------
MEDICAL PRODUCTS & SERVICES -- 7.6%
  Cytyc*....................................................         91,300         4,097,088
  LifePoint Hospitals*......................................         68,600         1,174,775
  Minimed*..................................................         27,100         3,331,606
  Oxford Health Plans*......................................        126,750         2,412,211
  Province Healthcare*......................................        120,300         3,481,181
  Renal Care*...............................................        143,225         3,191,232
                                                                                 ------------
                                                                                   17,688,093
                                                                                 ------------
NATURAL GAS -- 1.2%
  Columbia Gas System.......................................         43,100         2,704,525
                                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

Common Stocks - Continued

                                                                  Shares            Value
                                                               ------------      ------------
OIL-DOMESTIC -- 0.7%
  Devon Energy..............................................         33,600      $  1,619,100
                                                                                 ------------
OIL-SERVICES -- 0.6%
  Global Industries*........................................        106,000         1,507,188
                                                                                 ------------
PAPER & PAPER PRODUCTS -- 0.7%
  Westvaco..................................................         49,300         1,522,138
                                                                                 ------------
PHARMACEUTICALS -- 2.9%
  Ivax......................................................         58,000         1,587,750
  Jones Pharmaceuticals.....................................         46,000         1,321,063
  Teva Pharmaceuticals ADR..................................         86,900         3,823,600
                                                                                 ------------
                                                                                    6,732,413
                                                                                 ------------
PHOTOGRAPHY/IMAGING -- 0.8%
  Photronics Labs*..........................................         54,200         1,805,538
                                                                                 ------------
RESTAURANT -- 2.1%
  CEC Entertainment*........................................         67,950         2,038,500
  Outback Steakhouse*.......................................         86,900         2,845,975
                                                                                 ------------
                                                                                    4,884,475
                                                                                 ------------
RETAIL -- 1.4%
  Dollar Tree Stores*.......................................         57,900         3,350,963
                                                                                 ------------
RETAIL-DISCOUNT -- 0.9%
  Family Dollar Stores......................................        113,850         2,170,266
                                                                                 ------------
RETAIL-SPECIALTY -- 2.1%
  Insight Enterprises*......................................         30,000         1,254,375
  Michaels Stores*..........................................         41,600         1,640,600
  Tiffany & Company.........................................         27,100         1,969,831
                                                                                 ------------
                                                                                    4,864,806
                                                                                 ------------
SEMICONDUCTORS -- 7.9%
  Conexant Systems*.........................................         19,500         1,168,172
  Integrated Device Technology*.............................        134,300         6,454,794
  Integrated Silicon Solutions*.............................         70,700         2,160,769
  LSI Logic*................................................         82,300         5,143,750
  Microchip Technology*.....................................         41,200         2,555,688
  Novellus Systems*.........................................         14,800           986,975
                                                                                 ------------
                                                                                   18,470,148
                                                                                 ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

Common Stocks - continued

                                                                  Shares            Value
                                                               ------------      ------------
TELECOMM-CELLULAR -- 0.7%
  Vyyo*.....................................................         83,200       $ 1,757,600
                                                                                  -----------
TELECOMM-CELLULAR-WIRELESS -- 0.5%
  Breezecom Ltd.*...........................................         40,500         1,113,750
                                                                                  -----------
TELEPHONE -- 2.2%
  GT Group Telecom, Cl B*...................................         35,500           459,281
  Net2Phone*................................................         32,600         1,448,663
  RCN*......................................................         39,300         1,124,962
  Winstar Communications*...................................         50,150         1,999,731
                                                                                 ------------
                                                                                    5,032,637
                                                                                 ------------
TRUCKING/SHIPPING -- 1.0%
  Expeditors International of Washington....................         52,800         2,250,600
                                                                                 ------------
  TOTAL COMMON STOCKS
  (Cost $161,086,724).......................................                      222,037,104
                                                                                 ------------

 SHORT-TERM INVESTMENT -- 4.4%

                                                                    Face
                                                                   Amount
                                                                ------------
REPURCHASE AGREEMENT -- 4.4%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
  due 05/01/00, to be repurchased at $10,187,795
  collateralized by $11,160,046 of a U.S. Treasury Note
  valued at $10,183,225 (Cost $10,183,000)..................   $ 10,183,000      $ 10,183,000
                                                                                 ------------
  TOTAL INVESTMENTS -- 99.5%
  (Cost $171,269,724) (a)...................................                      232,220,104
                                                                                 ------------
  OTHER ASSETS AND LIABILITIES, NET -- 0.5%.................                        1,195,009
                                                                                 ------------
  TOTAL NET ASSETS -- 100.0%................................                     $233,415,113
                                                                                 ============

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
(a) The cost for federal income tax purposes was $171,269,724. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $60,950,380. This consisted of aggregate gross unrealized appreciation for all securities of $71,603,840 and aggregate gross unrealized depreciation for all securities of $10,653,460.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH GROWTH PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.9%

                                                                              Shares                Value
                                                                           ------------           ----------
BANKS -- 2.0%
  Chase Manhattan Bank.................................................           7,740          $   557,764
  Northern Trust.......................................................          15,600            1,000,837
                                                                                                 -----------
                                                                                                   1,558,601
                                                                                                 -----------
BIO/SPECIALTY PHARMACEUTICAL -- 2.3%
  Amgen*...............................................................          22,500            1,260,703
  Genentech*...........................................................           5,000              585,000
                                                                                                 -----------
                                                                                                   1,845,703
                                                                                                 -----------
COMMUNICATIONS EQUIPMENT -- 4.6%
  Lucent Technologies..................................................          39,260            2,441,481
  Nokia, Ser A ADR.....................................................          20,400            1,160,250
                                                                                                 -----------
                                                                                                   3,601,731
                                                                                                 -----------
COMPUTER RELATED -- 13.2%
  Cisco Systems*.......................................................          62,080            4,306,800
  EMC*.................................................................          14,300            1,986,806
  Hewlett-Packard......................................................           9,200            1,242,000
  International Business Machines......................................           9,100            1,015,787
  Sun Microsystems*....................................................          20,900            1,922,147
                                                                                                 -----------
                                                                                                  10,473,540
                                                                                                 -----------
COMPUTER SOFTWARE/SERVICES -- 10.5%
  America Online*......................................................           7,900              472,519
  Computer Associates International....................................          16,500              920,906
  Go2Net*..............................................................          11,500              684,250
  Microsoft*...........................................................          40,270            2,810,091
  Oracle Systems*......................................................          27,600            2,205,412
  Paychex..............................................................           9,400              494,675
  Symantec*............................................................          10,400              649,350
                                                                                                 -----------
                                                                                                   8,237,203
                                                                                                 -----------
COSMETICS/TOILETRIES -- 1.0%
  Kimberly Clark.......................................................          13,500              783,844
                                                                                                 -----------
DIVERSIFIED -- 1.4%
  Corning..............................................................           5,400            1,066,500
                                                                                                 -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH GROWTH PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                              Shares                Value
                                                                           ------------           ----------
ELECTRICAL EQUIPMENT -- 6.9%
  General Electric.....................................................          26,400          $ 4,151,400
  Honeywell International..............................................          23,300            1,304,800
                                                                                                 -----------
                                                                                                   5,456,200
                                                                                                 -----------
ELECTRIC POWER -- 1.2%
  AES*.................................................................          10,400              935,350
                                                                                                 -----------
FINANCIAL SERVICES -- 3.7%
  American Express.....................................................           7,900            1,185,494
  Citigroup............................................................          14,200              844,012
  Morgan Stanley, Dean Witter, Discover................................          11,200              859,600
                                                                                                 -----------
                                                                                                   2,889,106
                                                                                                 -----------
FOOD RETAILER -- 1.1%
  Starbucks*...........................................................          29,450              890,402
                                                                                                 -----------
INSURANCE COMPANIES -- 4.6%
  Aflac................................................................          10,900              532,056
  American International Group.........................................           9,590            1,051,903
  Marsh & McLennan.....................................................          10,600            1,044,762
  MGIC Investment......................................................          21,000            1,004,062
                                                                                                 -----------
                                                                                                   3,632,783
                                                                                                 -----------
MEDIA-TV/RADIO/CABLE -- 4.4%
  CBS*.................................................................          14,400              846,000
  Clear Channel Communications*........................................           8,000              576,000
  Comcast, Special, Cl A*..............................................          12,800              512,800
  Time Warner..........................................................          16,600            1,492,963
                                                                                                 -----------
                                                                                                   3,427,763
                                                                                                 -----------
MEDICAL PRODUCTS -- 2.8%
  Johnson & Johnson....................................................           7,900              651,750
  Medtronic............................................................          29,800            1,547,738
                                                                                                 -----------
                                                                                                   2,199,488
                                                                                                 -----------
MEDICAL SERVICES -- 1.7%
  Tenet Healthcare*....................................................          32,800              836,400
  Unitedhealth Group...................................................           7,700              513,494
                                                                                                 -----------
                                                                                                   1,349,894
                                                                                                 -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH GROWTH PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                              Shares                Value
                                                                           ------------           ----------
MOTORCYCLES -- 1.2%
  Harley-Davidson......................................................          23,600          $   939,575
                                                                                                 -----------
NATURAL GAS -- 1.5%
  El Paso Energy.......................................................          27,500            1,168,750
                                                                                                 -----------
PHARMACEUTICALS -- 6.6%
  American Home Products...............................................          13,200              741,675
  Bristol-Myers Squibb.................................................          19,700            1,033,019
  Merck................................................................          12,780              888,210
  Pfizer...............................................................          59,660            2,513,178
                                                                                                 -----------
                                                                                                   5,176,082
                                                                                                 -----------
PRINTING & PUBLISHING -- 1.2%
  Omnicom Group........................................................          10,065              916,544
                                                                                                 -----------
RETAIL-DISCOUNT -- 1.3%
  Wal-Mart Stores......................................................          18,100            1,002,288
                                                                                                 -----------
RETAIL-GENERAL -- 2.2%
  Kohls*...............................................................          11,600              556,800
  Target...............................................................          17,300            1,151,531
                                                                                                 -----------
                                                                                                   1,708,331
                                                                                                 -----------
RETAIL-SPECIALTY -- 4.4%
  Circuit City Stores..................................................          18,800            1,105,675
  eBay*................................................................           2,100              334,294
  Gap..................................................................           6,300              231,525
  Home Depot...........................................................          31,360            1,758,120
                                                                                                 -----------
                                                                                                   3,429,614
                                                                                                 -----------
SEMICONDUCTORS -- 11.1%
  Altera*..............................................................           7,000              715,531
  Intel................................................................          30,630            3,885,224
  JDS Uniphase*........................................................           7,600              788,263
  Lam Research*........................................................          15,600              715,650
  Linear Technology....................................................           9,400              536,975
  Microchip Technology*................................................          10,850              673,039
  Texas Instruments....................................................           8,700            1,417,013
                                                                                                 -----------
                                                                                                   8,731,695
                                                                                                 -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH GROWTH PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                              Shares                Value
                                                                           ------------           ----------
TELECOMM-CELLULAR-WIRELESS -- 0.5%
  Metromedia Fiber Network*.............................................         13,100          $   404,462
                                                                                                 -----------
TELECOMMUNICATIONS-LONG DISTANCE -- 2.6%
  AT&T..................................................................         15,785              736,962
  MCI WorldCom*.........................................................         29,560            1,343,133
                                                                                                 -----------
                                                                                                   2,080,095
                                                                                                 -----------
TELEPHONE -- 1.8%
  ALLTEL................................................................          6,200              413,075
  BellSouth.............................................................         20,500              998,094
                                                                                                 -----------
                                                                                                   1,411,169
                                                                                                 -----------
WHOLESALERS -- 2.1%
  Costco Wholesale*.....................................................         29,930            1,619,026
                                                                                                 -----------
  TOTAL COMMON STOCKS
     (Cost $55,525,230).................................................                          76,935,739
                                                                                                 -----------
 SHORT-TERM INVESTMENT --  2.7%

                                                                               Face
                                                                              Amount
                                                                           ------------
REPURCHASE AGREEMENT -- 2.7%

  Chase Securities, Inc. 5.65%, dated 04/28/00,
     due 05/01/00, to be repurchased at $2,135,005
     collateralized by $2,338,755 of a U.S. Treasury Note
     valued at $2,134,097 (Cost $2,134,000).............................   $  2,134,000            2,134,000
                                                                                                 -----------
  TOTAL INVESTMENTS -- 100.6%
     (Cost $57,659,230) (a).............................................                          79,069,739
                                                                                                 -----------
  OTHER ASSETS AND LIABILITIES, NET -- (0.6% )..........................                            (454,048)
                                                                                                 -----------
  TOTAL NET ASSETS -- 100.0%............................................                         $78,615,691
                                                                                                 ===========

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
Ser  Series
(a) The cost for federal income tax purposes was $57,659,230. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $21,410,509. This consisted of aggregate gross unrealized appreciation for all securities of $23,162,780 and aggregate gross unrealized depreciation for all securities of $1,752,271.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 60.7%

                                                                              Shares                 Value
                                                                           ------------           -----------
BANKS -- 1.2%
  Chase Manhattan Bank...................................................         4,800           $   345,900
  Northern Trust.........................................................         9,000               577,406
                                                                                                  -----------
                                                                                                      923,306
                                                                                                  -----------
BIO/SPECIALTY PHARMACEUTICAL -- 1.4%
  Amgen*.................................................................        13,200               739,612
  Genentech*.............................................................         2,900               339,300
                                                                                                  -----------
                                                                                                    1,078,912
                                                                                                  -----------
COMMUNICATIONS EQUIPMENT -- 2.9%
  Lucent Technologies....................................................        23,100             1,436,531
  Nokia Ser A ADR........................................................        12,800               728,000
                                                                                                  -----------
                                                                                                    2,164,531
                                                                                                  -----------
COMPUTER RELATED -- 8.3%
  Cisco Systems*.........................................................        36,600             2,539,125
  EMC*...................................................................         8,600             1,194,862
  Hewlett-Packard........................................................         5,500               742,500
  International Business Machines........................................         5,500               613,937
  Sun Microsystems*......................................................        12,500             1,149,609
                                                                                                  -----------
                                                                                                    6,240,033
                                                                                                  -----------
COMPUTER SOFTWARE/SERVICES -- 6.6%
  America Online*........................................................         4,900               293,081
  Computer Associates International......................................        10,300               574,869
  Go2Net*................................................................         6,900               410,550
  Microsoft*.............................................................        24,400             1,702,662
  Oracle Systems*........................................................        16,300             1,302,472
  Paychex................................................................         5,600               294,700
  Symantec*..............................................................         6,100               380,869
                                                                                                  -----------
                                                                                                    4,959,203
                                                                                                  -----------
COSMETICS/TOILETRIES -- 0.6%
  Kimberly Clark.........................................................         8,100               470,306
                                                                                                  -----------
DIVERSIFIED -- 0.9%
  Corning................................................................         3,200               632,000
                                                                                                  -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - Continued

                                                                              Shares                Value
                                                                           ------------           -----------
ELECTRICAL EQUIPMENT -- 4.2%
  General Electric......................................................         15,500           $ 2,437,375
  Honeywell International...............................................         13,400               750,400
                                                                                                   ----------
                                                                                                    3,187,775
                                                                                                   ----------

ELECTRIC POWER -- 0.8%
  AES*..................................................                          6,200               557,612
                                                                                                   ----------

FINANCIAL SERVICES -- 2.2%
  American Express......................................................          4,500              675,281
  Citigroup.............................................................          8,600              511,162
  Morgan Stanley, Dean Witter, Discover.................................          6,400              491,200
                                                                                                  ----------
                                                                                                   1,677,643
                                                                                                  ----------
FOOD RETAILERS -- 0.7%
  Starbucks*............................................................         17,900              541,195
                                                                                                  ----------
INSURANCE COMPANIES -- 2.8%
  Aflac.................................................................          6,400              312,400
  American International Group..........................................          5,583              612,385
  Marsh & McLennan......................................................          6,000              591,375
  MGIC Investment.......................................................         12,300              588,094
                                                                                                  ----------
                                                                                                   2,104,254
                                                                                                  ----------
MEDIA-TV/RADIO/CABLE -- 2.7%
  CBS*..................................................................          8,900              522,875
  Clear Channel Communications*.........................................          4,500              324,000
  Comcast, Special, Cl A*...............................................          7,500              300,703
  Time Warner...........................................................          9,700              872,394
                                                                                                  ----------
                                                                                                   2,019,972
                                                                                                  ----------
MEDICAL PRODUCTS -- 1.7%
  Johnson & Johnson.....................................................         4,500               371,250
  Medtronic.............................................................        17,400               903,712
                                                                                                  ----------
                                                                                                   1,274,962
                                                                                                  ----------
MEDICAL SERVICES -- 1.1%
  Tenet Healthcare*.....................................................        20,000               510,000
  Unitedhealth Group....................................................         4,600               306,762
                                                                                                  ----------
                                                                                                     816,762
                                                                                                  ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                              Shares                Value
                                                                           ------------           -----------
MOTORCYCLES -- 0.8%
  Harley-Davidson.......................................................         14,200           $   565,338
                                                                                                  -----------
NATURAL GAS -- 1.0%
  El Paso Energy........................................................         16,600               705,500
                                                                                                  -----------
PHARMACEUTICALS -- 4.1%
  American Home Products................................................          7,700               432,644
  Bristol-Myers Squibb..................................................         11,700               613,519
  Merck.................................................................          7,800               542,100
  Pfizer................................................................         35,600             1,499,650
                                                                                                  -----------
                                                                                                    3,087,913
                                                                                                  -----------
PRINTING & PUBLISHING -- 0.7%
  Omnicom Group.........................................................          6,000               546,375
                                                                                                  -----------
RETAIL-DISCOUNT -- 0.8%
  Wal-Mart Stores, Inc..................................................         11,300               625,737
                                                                                                  -----------
RETAIL-GENERAL -- 1.3%
  Kohls*................................................................          6,400               307,200
  Target................................................................         10,100               672,281
                                                                                                  -----------
                                                                                                      979,481
                                                                                                  -----------
RETAIL-SPECIALTY -- 2.7%
  Circuit City Stores...................................................         11,000               646,937
  eBay*.................................................................          1,200               191,025
  Gap...................................................................          3,800               139,650
  Home Depot............................................................         18,450             1,034,353
                                                                                                  -----------
                                                                                                    2,011,965
                                                                                                  -----------
SEMICONDUCTORS -- 6.9%
  Altera*...............................................................          4,300               439,541
  Intel.................................................................         17,900             2,270,503
  JDS Uniphase*.........................................................          4,400               456,362
  Lam Research*.........................................................          9,400               431,225
  Linear Technology.....................................................          5,800               331,325
  Microchip Technology*.................................................          6,450               400,102
  Texas Instruments.....................................................          5,500               895,813
                                                                                                  -----------
                                                                                                    5,224,871
                                                                                                  -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                              Shares                Value
                                                                           ------------           ------------
TELECOMM-CELLULAR-WIRELESS -- 0.3%
  Metromedia Fiber Network*.............................................          8,200            $   253,175
                                                                                                   -----------
TELECOMMUNICATIONS-LONG DISTANCE -- 1.7%
  AT&T..................................................................          9,350                436,528
  MCI WorldCom*.........................................................         17,600                800,250
                                                                                                   -----------
                                                                                                     1,236,778
                                                                                                   -----------
TELEPHONE -- 1.1%
  ALLTEL................................................................          3,900                259,838
  BellSouth.............................................................         12,300                598,856
                                                                                                   -----------
                                                                                                       858,694
                                                                                                   -----------
WHOLESALERS -- 1.2%
  Costco Wholesale*.....................................................         17,000                919,594
                                                                                                   -----------
  TOTAL COMMON STOCKS
    (Cost $32,421,260)..................................................                            45,663,887
                                                                                                   -----------
CORPORATE BONDS -- 8.7%
                                                                               Face
                                                                              Amount
                                                                           ------------
FINANCIAL SERVICES -- 2.8%
  AT&T
    7.000%, 08/15/01....................................................    $   750,000            $   746,130
  First Union Capital II
    7.950%, 11/15/29....................................................        700,000                658,000
  Lehman Brothers Holdings
    7.000%, 05/15/03....................................................        700,000                684,250
                                                                                                   -----------
                                                                                                     2,088,380
                                                                                                   -----------
INDUSTRIAL -- 3.9%
  America West Airlines
    6.860%, 07/02/04....................................................        561,440                548,224
  American Trans Air (A)
    7.460%, 01/15/08....................................................        852,097                823,441
  Continental Airlines
    8.499%, 05/01/11....................................................        700,000                700,707
  News America Holdings
    7.750%, 12/01/45....................................................      1,050,000                885,938
                                                                                                   -----------
                                                                                                     2,958,310
                                                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

CORPORATE BONDS - continued

                                                                               Face
                                                                              Amount                 Value
                                                                           ------------           -----------
INSURANCE -- 0.5%
  Conseco
     9.000%, 10/15/06...................................................     $  700,000           $   406,000
                                                                                                  -----------
PETROLEUM & FUEL PRODUCTS -- 0.6%
  Occidental Petroleum
     11.125%, 06/01/19..................................................        456,000               457,140
                                                                                                  -----------
UTILITIES -- 0.9%
  System Energy Resources
     7.430%, 01/15/11...................................................        699,330               656,468
                                                                                                  -----------
  TOTAL CORPORATE BONDS
     (Cost $7,171,772)..................................................                            6,566,298
                                                                                                  -----------
 FOREIGN GOVERNMENT BOND -- 1.0%
  Quebec Province YB
     11.000%, 06/15/15 (Cost $870,787)..................................        750,000               780,938
                                                                                                  -----------
 U.S. TREASURY OBLIGATIONS -- 11.8%
  U.S. Treasury Bonds
     7.125%, 02/15/23...................................................      2,975,000             3,286,780
  U.S. Treasury Notes
      6.000%, 08/15/00..................................................        875,000               874,808
      7.000%, 07/15/06..................................................      2,300,000             2,353,843
      6.625%, 05/15/07..................................................        425,000               428,154
      6.125%, 08/15/07..................................................        700,000               686,007
  U.S. Treasury STRIPS
      0.000%, 05/15/12..................................................      1,000,000               467,870
      0.000%, 11/15/14..................................................      1,500,000               805,920
                                                                                                  -----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $9,057,751)..................................................                            8,903,382
                                                                                                  -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.6%
  Federal National Mortgage Association
     6.625%, 09/15/09 (Cost $452,796)...................................        475,000               452,438
                                                                                                  -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 6.6%

                                                                                     Face
                                                                                    Amount       Value
                                                                                  ----------  -----------
  Capital Equipment Receivables Trust Series 1997-1, Cl B
    6.450%, 08/15/02...........................................................   $  850,000  $   828,036
  Citibank Credit Card Master Trust I, Ser 1997-6, Cl A, PO
    08/15/06...................................................................    1,675,000    1,215,370
  Comed Transitional Funding Trust Series 1998-1 Class A
    5.440%, 03/25/07...........................................................      750,000      694,013
  Illinois Power Special Purpose Trust 1198-1 A6
    5.540%, 06/25/09...........................................................      800,000      724,816
  Metris Master Trust, Ser 1997-1, Cl A
    6.870%, 10/20/05...........................................................      600,000      595,530
  Peco Energy Transition Trust Ser 1999-A Cl A-6
    6.050%, 03/01/09...........................................................      700,000      644,056
  Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
    7.180%, 04/25/13...........................................................      262,166      255,277
                                                                                              -----------
  TOTAL ASSET-BACKED SEURITIES
    (Cost $5,020,032)..........................................................                 4,957,098
                                                                                              -----------

GOVERNMENT MORTGAGE PASS-THROUGHS -- 7.0%

  Federal Home Loan Mortgage Gold
    6.500%, 07/01/29...........................................................      689,591      644,333
  Federal National Mortgage Association
    6.500%, 02/01/28...........................................................    1,192,951    1,113,166
  Government National Mortgage Association
     7.000%, 05/15/24..........................................................    1,873,034    1,801,615
     7.000%, 02/15/28..........................................................    1,084,962    1,043,593
     6.000%, 05/20/29..........................................................      686,179      619,702
                                                                                              -----------
  TOTAL GOVERNMENT MORTGAGE PASS-THROUGHS
    (Cost $5,279,940)..........................................................                 5,222,409
                                                                                              -----------

 COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.7%

  GE Capital Mortgage Services, Ser 1997-2, Cl 1A2
    6.750%, 03/25/27...........................................................      950,000      913,045
  Prudential Home Mortgage Securities, Ser 1994-1, Cl A6
    6.000%, 02/25/09...........................................................    1,150,000    1,099,596
                                                                                              -----------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $2,028,756)..........................................................                 2,012,641
                                                                                              -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.7%

                                                                                     Face
                                                                                    Amount        Value
                                                                                  ----------   -----------
REPURCHASE AGREEMENT -- 0.7%

    Chase Securities, Inc. 5.65%, dated 04/28/00,
      due 05/01/00, to be repurchased at $511,241
      collateralized by $560,030 of a U.S. Treasury Note
      valued at $511,011 (Cost $511,000)....................................      $   511,000  $   511,000
                                                                                               -----------
  TOTAL INVESTMENTS -- 99.8%
      (Cost $62,814,094) (a)................................................                    75,070,091
                                                                                               -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.2%.................................                       159,150
                                                                                               -----------
  TOTAL NET ASSETS -- 100.0%................................................                   $75,229,241
                                                                                               ===========

    *   Non-Income Producing Security
   (A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
   ADR  American Depositary Receipt
    Cl  Class
   MTN  Medium Term Note
    PO  Principal Only
   Ser  Series
STRIPS  Separately Traded Registered Interest and Principal Securities
    YB  Yankee Bond
   (a) The cost for federal income tax purposes was $62,814,094. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $12,255,997. This consisted of aggregate gross unrealized appreciation for all securities of $14,345,843 and aggregate gross unrealized depreciation for all securities of $2,089,846.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE BONDS - 26.9%

                                                                     Face
                                                                    Amount        Value
                                                                  ----------   -----------
BANKS -- 1.8%
 Norwest MTN Wells Fargo
   6.750%, 10/01/06............................................   $1,500,000   $ 1,430,625
                                                                               -----------
FINANCE -- 4.3%
 Archstone Communities Trust MTN
   6.810%, 10/19/00............................................    1,000,000       998,750
 International Lease Finance
   5.625%, 04/15/02............................................    1,000,000       962,500
 Spieker Properties REIT
   6.650%, 12/15/00............................................    1,515,000     1,503,031
                                                                               -----------
                                                                                 3,464,281
                                                                               -----------
INDUSTRIAL -- 8.2%
 A H Belo
   6.875%, 06/01/02............................................      184,000       179,860
 America West Airlines
   6.860%, 07/02/04............................................    1,203,086     1,174,765
 American Trans Air (A)
   7.460%, 01/15/08............................................      852,097       823,441
 News America Holdings
   7.750%, 12/01/45............................................    1,746,000     1,473,187
 Northwest Airlines
   8.304%, 09/01/10............................................    1,548,747     1,480,246
 Yosemite Security Trust I Ser 144A
   8.250%, 11/15/04............................................    1,500,000     1,480,438
                                                                               -----------
                                                                                 6,611,937
                                                                               -----------
INSURANCE -- 5.6%
 American Annuity Capital Trust (A)
   7.250%, 09/25/01............................................    1,100,000     1,094,221
 Conseco
   6.400%, 06/15/11............................................    1,246,000       809,900
   9.000%, 10/15/06............................................    1,600,000       928,000
 Royal & Sun Alliance Insurance Ser 144A
   8.950%, 10/15/29............................................    1,650,000     1,683,000
                                                                               -----------
                                                                                 4,515,121
                                                                               -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

CORPORATE BONDS - continued

                                                                     Face
                                                                    Amount        Value
                                                                  ----------   -----------
PETROLEUM & FUEL PRODUCTS -- 0.2%
  Occidental Petroleum
     11.125%, 06/01/19.........................................   $  121,000   $   121,302
                                                                               -----------
UTILITIES -- 4.0%
  System Energy Resources
     7.430%, 01/15/11..........................................    1,383,874     1,288,733
  Utilicorp United
     8.270%, 11/15/21..........................................    1,750,000     1,688,750
  Waterford 3 Fdg-Entergy
     8.090%, 01/02/17..........................................      234,909       223,458
                                                                               -----------
                                                                                 3,200,941
                                                                               -----------
YANKEE -- 2.8%
  Metronet Communications
     11.000%, 06/15/08.........................................    2,500,000     1,968,750
  Quebec Province YB
     11.000%, 06/15/15.........................................      230,000       239,487
                                                                               -----------
                                                                                 2,208,237
                                                                               -----------
  TOTAL CORPORATE BONDS
     (Cost $23,741,579)........................................                 21,552,444
                                                                               -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 6.4%
  Federal Home Loan Mortgage
     7.500%, 11/01/29..........................................      345,753       338,728
     7.000%, 03/15/10..........................................    2,000,000     1,956,840
  Federal National Mortgage Association Pool
     6.500%, 05/01/09..........................................      127,384       121,929
     7.500%, 02/01/30..........................................    2,500,250     2,446,320
  Government National Mortgage Association
     7.000%, 02/15/28..........................................      271,659       261,300
                                                                               -----------
  TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (Cost $5,193,931).........................................                  5,125,117
                                                                               -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

GOVERNMENT MORTGAGE PASS-THROUGHS - 12.0%

                                                                     Face
                                                                    Amount       Value
                                                                  ----------   ----------
 Federal Home Loan Mortgage Gold
   6.500%, 01/01/11.............................................  $  658,921  $   630,706
   6.500%, 07/01/29.............................................   1,773,233    1,656,856
 Federal National Mortgage Association
   6.500%, 02/01/28.............................................   1,404,144    1,310,235
   6.500%, 07/01/29.............................................   2,045,856    1,909,029
 Federal National Mortgage Association Gold
   6.000%, 12/01/17.............................................   1,116,427    1,012,800
 Government National Mortgage Association
   6.500%, 02/15/29.............................................   1,900,429    1,780,455
   6.000%, 05/20/29.............................................   1,470,385    1,327,934
                                                                               ----------
 TOTAL GOVERNMENT MORTGAGE PASS-THROUGHS
   (Cost $9,938,990)............................................                9,628,015
                                                                               ----------
MORTGAGE PASS-THROUGHS -- 2.4%
 Bear Stearns Mortgage Securities, Ser 1995-1, Cl 1A
   6.458%, 05/25/10.............................................   1,370,072    1,316,447
 Saxon Mortgage Securities, Ser 1994-9B, Cl 2A
   7.000%, 07/25/09.............................................     590,371      569,112
                                                                               ----------
 TOTAL MORTGAGE PASS-THROUGHS
   (Cost $1,949,092)............................................                1,885,559
                                                                               ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.0%
 GE Capital Mortgage Services, Ser 1997-2, Cl 1A2
   6.750%, 03/25/27.............................................     200,000      192,220
 Mellon Residential Funding, Ser 1998-1, Cl A4
   6.500%, 02/25/28.............................................   1,000,000      897,800
 Prudential Home Mortgage Securities, Ser 1994-1, Cl A6
   6.000%, 02/25/09.............................................   1,657,000    1,584,374
 Residential Funding Mortgage Securities, Ser 1999-HI6, Cl AI7
   8.100%, 09/25/29.............................................   1,500,000    1,478,850
 Salomon Brothers Mortgage Securities, Ser 1997-LB6, Cl A6
   6.820%, 12/25/27.............................................   1,500,000    1,447,440
                                                                               ----------
 COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $5,769,514)............................................                5,600,684
                                                                               ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 12.6%

                                                                     Face
                                                                    Amount       Value
                                                                  ----------   ----------
 AmeriCredit Automobile Receivables Trust, Ser 1999-A, Cl A4
   5.880%, 12/12/05.............................................  $2,000,000   $ 1,922,280
 Boston Edison Ser 1999-1 Cl A3
   6.620%, 03/15/07.............................................   2,200,000     2,125,508
 Capital Equipment Receivables Trust Series 1997-1, Cl B
   6.450%, 08/15/02.............................................     280,000       272,765
 JC Penney Master Credit Card Trust Series E  Class A
   5.500%, 06/15/07.............................................   2,200,000     2,068,264
 Metris Master Trust, Ser 1997-1, Cl A
   6.870%, 10/20/05.............................................   1,684,000     1,671,454
 Peco Energy Transition Trust Ser 1999-A Cl A-6
   6.050%, 03/01/09.............................................   2,015,000     1,853,961
 Provident Bank Home Equity Loan Trust 1996-1 A1
   7.600%, 10/25/12.............................................      80,375        79,613
 Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
   7.180%, 04/25/13.............................................      80,576        78,459
                                                                                ----------
 TOTAL ASSET-BACKED SECURITIES
   (Cost $10,295,929)...........................................                10,072,304
                                                                                ----------
U.S. TREASURY OBLIGATIONS -- 25.6%
 U.S. Treasury Bond
   7.125%, 02/15/23.............................................   7,500,000     8,286,000
 U.S. Treasury Notes
   7.875%, 11/15/04.............................................   1,900,000     1,993,917
   7.000%, 07/15/06.............................................   2,400,000     2,456,184
   6.625%, 05/15/07.............................................   4,800,000     4,835,616
 U.S. Treasury STRIPS
   0.000%, 05/15/12.............................................   5,849,000     2,736,572
   0.000%, 02/15/15.............................................     583,000       230,268
                                                                                ----------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $20,495,917)...........................................                20,538,557
                                                                                ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.5%
 Federal National Mortgage Association
   7.400%, 07/01/04 (Cost $2,176,917)...........................   2,000,000     2,008,360
                                                                                ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            SIRACH BOND PORTFOLIO
                                                     APRIL 30, 2000 (Uunaudited)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 3.4%


                                                                         Face
                                                                        Amount          Value
                                                                      -----------    -----------
REPURCHASE AGREEMENT -- 3.4%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
    due 05/01/00, to be repurchased at $2,733,286
    collateralized by $2,994,132 of a U.S. Treasury Note
    valued at $2,732,010 (Cost $2,732,000).........................   $ 2,732,000    $ 2,732,000
                                                                                     -----------
  TOTAL INVESTMENTS -- 98.8%
    (Cost $82,293,869) (a).........................................                   79,143,040
                                                                                     -----------
  OTHER ASSETS AND LIABILITIES, NET -- 1.2%........................                    1,000,748
                                                                                     -----------
  TOTAL NET ASSETS -- 100.0%.......................................                  $80,143,788
                                                                                     ===========

   (A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified instiutions.
    Cl Class
   MTN Medium Term Note
   Ser Series
  REIT Real Estate Investment Trust
STRIPS Separately Traded Registered Interest and Principal Securities
    YB Yankee Bonds
   (a) The cost for federal income tax purposes was $82,293,869. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $3,150,829. This consisted of aggregate gross unrealized appreciation for all securities of $121,120 and aggregate gross unrealized depreciation for all securities of $3,271,949.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.0%

                                                                           Shares           Value
                                                                         ----------       -----------
BANKS -- 1.3%
  Chase Manhattan Bank................................................       14,289       $ 1,029,701
                                                                                          -----------
BIO/SPECIALTY PHARMACEUTICAL -- 4.7%
  Amgen*..............................................................       38,650         2,165,608
  Genentech*..........................................................       13,200         1,544,400
                                                                                          -----------
                                                                                            3,710,008
                                                                                          -----------
COMMUNICATIONS EQUIPMENT -- 5.9%
  Lucent Technologies.................................................       44,800         2,786,000
  Nokia, Ser A ADR....................................................       33,700         1,916,687
                                                                                          -----------
                                                                                            4,702,687
                                                                                          -----------
COMPUTER RELATED -- 16.4%
  Cisco Systems*......................................................       72,416         5,023,860
  EMC*................................................................       29,203         4,057,392
  Hewlett Packard.....................................................       11,600         1,566,000
  Sun Microsystems*...................................................       26,400         2,427,975
                                                                                          -----------
                                                                                           13,075,227
                                                                                          -----------
COMPUTER SOFTWARE/SERVICES -- 12.4%
  Computer Associates International...................................       20,700         1,155,319
  Go2Net*.............................................................       30,500         1,814,750
  Microsoft*..........................................................       32,590         2,274,171
  Oracle*.............................................................       43,700         3,491,903
  Symantec*...........................................................       19,000         1,186,313
                                                                                          -----------
                                                                                            9,922,456
                                                                                          -----------
ELECTRICAL EQUIPMENT -- 8.1%
  General Electric....................................................       27,210         4,278,772
  Honeywell International.............................................       39,100         2,189,600
                                                                                          -----------
                                                                                            6,468,372
                                                                                          -----------
FINANCIAL SERVICES -- 2.7%
  American Express....................................................       14,561         2,185,060
                                                                                          -----------
FOOD RETAILER -- 1.4%
  Starbucks*..........................................................       37,200         1,124,719
                                                                                          -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                           Shares           Value
                                                                         ----------       -----------
INSURANCE COMPANIES -- 2.8%
  American International Group..........................................     20,286       $ 2,225,121
                                                                                          -----------
MEDIA-TV/RADIO/CABLE -- 6.4%
  CBS*..................................................................     25,700         1,509,875
  Comcast, Special, Cl A*...............................................     28,400         1,138,662
  Time Warner...........................................................     27,598         2,482,095
                                                                                          -----------
                                                                                            5,130,632
                                                                                          -----------
MEDICAL PRODUCTS -- 3.8%
  Johnson & Johnson.....................................................     13,000         1,072,500
  Medtronic.............................................................     37,582         1,951,915
                                                                                          -----------
                                                                                            3,024,415
                                                                                          -----------
PHARMACEUTICALS -- 3.8%
  Merck.................................................................     20,231         1,406,055
  Pfizer................................................................     39,350         1,657,619
                                                                                          -----------
                                                                                            3,063,674
                                                                                          -----------
PRINTING/PUBLISHING -- 3.0%
  Omnicom Group.........................................................     26,343         2,398,859
                                                                                          -----------
RETAIL-DISCOUNT -- 1.9%
  Wal-Mart Stores.......................................................     26,800         1,484,050
                                                                                          -----------
RETAIL-SPECIALTY -- 3.7%
  Home Depot............................................................     53,071         2,975,293
                                                                                          -----------
SEMICONDUCTORS -- 9.0%
  Intel.................................................................     37,428         4,747,508
  JDS Uniphase*.........................................................     23,555         2,442,359
                                                                                          -----------
                                                                                            7,189,867
                                                                                          -----------
TELECOMMUNICATIONS-CELLULAR-WIRELESS -- 1.8%
  Metromedia Fiber Network*.............................................     45,200         1,395,550
                                                                                          -----------
TELECOMMUNICATIONS-LONG DISTANCE -- 3.7%
  AT&T..................................................................     24,319         1,135,393
  MCI WorldCom*.........................................................     39,391         1,791,060
                                                                                          -----------
                                                                                            2,926,453
                                                                                          -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                           Shares           Value
                                                                         ----------       -----------
WHOLESALERS -- 4.2%
  Costco Wholesale*....................................................      62,540       $ 3,383,023
                                                                                          -----------
  TOTAL COMMON STOCKS
    (Cost $55,596,076).................................................                    77,415,167
                                                                                          -----------

SHORT-TERM INVESTMENT -- 6.9%

                                                                            Face
                                                                           Amount
                                                                         ----------
REPURCHASE AGREEMENT -- 6.9%
  Chase Securities, Inc. 5.65% dated 04/28/00,
    due 05/01/00, to be repurchased at $5,512,594
    collateralized by $6,038,678 of a U.S. Treasury Note
    valued at $5,510,122 (Cost $5,510,000).............................   5,510,000         5,510,000
                                                                                          -----------
  TOTAL INVESTMENTS -- 103.9%
    (Cost $61,106,076) (a).............................................                    82,925,167
                                                                                          -----------
  OTHER ASSETS AND LIABILITIES, NET -- (3.9%)..........................                    (3,153,823)
                                                                                          -----------
  TOTAL NET ASSETS -- 100.0%...........................................                   $79,771,344
                                                                                          ===========

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
Ser  Series
(a) The cost for federal income tax purposes was $61,106,076. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $21,819,091. This consisted of aggregate gross unrealized appreciation for all securities of $23,896,172 and aggregate gross unrealized depreciation for all securities of $2,077,081.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH PORTFOLIOS
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                         Sirach                           Sirach                        Sirach
                                                         Special           Sirach        Strategic       Sirach         Equity
                                                         Equity            Growth         Balanced        Bond         Portfolio
                                                        Portfolio        Portfolio       Portfolio      Portfolio       Assets
                                                       -----------      ----------      ----------      ----------     ----------
Assets
Investments, at Cost................................   $171,269,724     $57,659,230     $62,814,094     $82,293,869    $61,106,076
                                                       ============     ===========     ===========     ===========    ===========
Investments, at Value -- Note A.....................   $232,220,104     $79,069,739     $75,070,091     $79,143,040    $82,925,167
Cash................................................             --             621          43,537          13,774         54,944
Receivable for Investments Sold.....................      3,735,224              --              --              --             --
Dividends Receivable................................             --          20,818          12,272              --         15,179
Interest Receivable.................................          4,795           1,005         378,373       1,008,960          2,594
Receivable for Portfolio Shares Sold................        503,526         115,202         107,295          18,925            320
Other Assets........................................         20,371          11,709              --              --             --
                                                       ------------     -----------     -----------      ----------    -----------
      Total Assets..................................    236,484,020      79,219,094      75,611,568      80,184,699     82,998,204
                                                       ------------     -----------     -----------      ----------    -----------
Liabilities
Payable for Investments Purchased...................      2,884,095         536,991         315,298              --      3,169,997
Payable for Portfolio Shares Redeemed...............          6,549           3,199              --              --             --
Payable for Investment Advisory Fees-- Note B.......        133,505          42,297          40,522           1,778         35,017
Payable for Administrative Fees -- Note C...........         26,373          11,652          14,551           9,244          8,755
Payable for Custodian Fees -- Note D................         17,180           6,748           5,020           2,674          2,505
Payable for Distribution Fees -- Note E.............             --           2,285              --             297             --
Payable for Directors' Fees -- Note F...............          1,205             231             761              76            572
Other Liabilities...................................             --              --           6,175          26,842         10,014
                                                       ------------     -----------     -----------     -----------    -----------
Total Liabilities...................................   $  3,068,907     $   603,403     $   382,327     $    40,911    $ 3,226,860
                                                       ------------     -----------     -----------     -----------    -----------
Net Assets..........................................   $233,415,113     $78,615,691     $75,229,241     $80,143,788    $79,771,344
                                                       ============     ===========     ===========     ===========    ===========
Net Assets Consist of:
Paid in Capital.....................................    127,386,480      50,712,662      59,833,862      85,358,457     56,853,408
Undistributed Net Investment Income (Loss)..........     (1,577,648)       (500,785)        128,159         455,114       (182,131)
Accumulated Net Realized Gain (Loss)................     46,655,901       6,993,305       3,011,223      (2,518,954)     1,280,976
Unrealized Appreciation (Depreciation)..............     60,950,380      21,410,509      12,255,997      (3,150,829)    21,819,091
                                                       ------------     -----------     -----------     -----------    -----------
Net Assets..........................................   $233,415,113     $78,615,691     $75,229,241     $80,143,788    $79,771,344
                                                       ============     ===========     ===========     ===========    ===========
Institutional Class Shares
Net Assets..........................................   $233,415,113     $67,089,095     $75,229,241     $78,653,742    $79,771,344
Shares Issued and Outstanding ($0.001 par value)+...     17,306,305       6,014,732       6,513,421       8,350,023      4,385,488
Net Asset Value, Offering and
  Redemption Price Per Share........................   $      13.49     $     11.15     $     11.55     $      9.42    $     18.19
                                                       ============     ===========     ===========     ===========    ===========
Institutional Service Class Shares
Net Assets..........................................   $         --     $11,526,596     $        --     $ 1,490,046    $        --
  Shares Issued and Outstanding ($0.001
     par value) (Authorized 10,000,000).............             --       1,041,724              --         158,196             --
Net Asset Value, Offering and
  Redemption Price Per Share........................   $         --     $     11.06     $        --     $      9.42    $        --
                                                       ============     ===========     ===========     ===========    ===========

  +  Authorized Institutional Class Shares

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                       SIRACH PORTFOLIOS
                                                FOR THE SIX MONTHS
                                                ENDED APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                         Sirach                          Sirach                          Sirach
                                                         Special          Sirach        Strategic       Sirach           Equity
                                                         Equity           Growth         Balanced        Bond           Portfolio
                                                        Portfolio       Portfolio       Portfolio      Portfolio         Assets
                                                       -----------     -----------     -----------     -----------    -------------
Investment Income
Dividends...........................................   $   158,629     $   183,363     $   101,992     $        --    $     108,999
Interest............................................       262,732          68,396         981,860       2,319,089           43,603
                                                       -----------     -----------     -----------     -----------    -------------
      Total Income..................................       421,361         251,759       1,083,852       2,319,089          152,602
                                                       -----------     -----------     -----------     -----------    -------------
Expenses
Investment Advisory Fees - Note B...................       842,664         254,288         245,163         117,918          156,787
Administrative Fees - Note C........................       136,696          82,082          78,121          75,944           57,637
Custodian Fees - Note D.............................        19,221          14,563           9,472           9,478            8,492
Distribution and Service Plan Fees - Note E.........            --          12,851              --           1,554               --
Directors' Fees - Note F............................         2,543           2,080           1,847           1,856            1,618
Audit Fees..........................................         8,084           8,414           7,728           5,960            6,331
Legal Fees..........................................         2,577           1,844           2,468           1,212            1,516
Printing Fees.......................................         6,605           6,727           5,260          11,233            5,012
Registration and Filing Fees........................        13,097          13,346          10,248          24,270           13,364
Other Expenses......................................        14,354          18,676          17,293          58,986           36,007
Expenses Assumed by Advisor.........................            --              --              --         (15,107)              --
Investment Advisory Fees Waived - Note B............            --              --              --        (117,918)         (44,709)
                                                       -----------     -----------     -----------     -----------    -------------

      Net Expenses Before Expense Offset............     1,045,841         414,871         377,600         175,386          242,055
                                                       -----------     -----------     -----------     -----------    -------------
Expense Offset - Note A.............................        (5,320)         (2,322)         (1,311)         (5,383)          (2,029)
                                                       -----------     -----------     -----------     -----------    -------------

      Net Expenses After Expense Offset.............     1,040,521         412,549         376,289         170,003          240,026
                                                       -----------     -----------     -----------     -----------    -------------
Net Investment Income (Loss)........................      (619,160)       (160,790)        707,563       2,149,086          (87,424)
                                                       -----------     -----------     -----------     -----------    -------------

Net Realized Gain (Loss) on Investments.............    46,359,448       6,736,644       3,089,325        (520,287)       1,229,628
                                                       -----------     -----------     -----------     -----------    -------------
Net Change in Unrealized Appreciation
      (Depreciation) on:............................    27,032,511       4,437,637       3,015,673      (1,770,552)      12,837,961
                                                       -----------     -----------     -----------     -----------    -------------
Net Gain (Loss) on Investments......................    73,391,959      11,174,281       6,104,998      (2,290,839)      14,067,589
                                                       -----------     -----------     -----------     -----------    -------------

Net Increase (Decrease) in
      Net Assets Resulting from Operations..........   $72,772,799     $11,013,491     $ 6,812,561     $  (141,753)   $  13,980,165
                                                       ===========     ===========     ===========     ===========    =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Six Months              Year
                                                                             Ended                Ended
                                                                         April 30, 1999         October 31,
                                                                           (Unaudited)             1999
                                                                         --------------        -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Loss.................................................   $      (619,160)      $    (958,306)
  Net Realized Gain...................................................        46,359,448          61,895,949
  Net Change in Unrealized Appreciation (Depreciation)................        27,032,511          31,095,775
                                                                          --------------       -------------

  Net Increase in Net Assets Resulting from Operations................        72,772,799          92,033,418
                                                                          --------------       -------------
Distributions:
  Net Realized Gain
   Institutional Class................................................       (61,215,125)        (37,292,958)
   Institutional Service Class........................................                --            (487,901)
                                                                          --------------       -------------
      Total Distributions.............................................       (61,215,125)        (37,780,859)
                                                                          --------------       -------------
Capital Share Transactions (Note J):
  Institutional Class Issued..........................................        43,368,581         141,465,705
   In Lieu of Cash Distributions......................................        60,021,098          35,600,228
   Redeemed...........................................................       (65,909,720)       (200,771,993)
                                                                          --------------       -------------
   Net Increase (Decrease) from Institutional Class Shares............        37,479,959         (23,706,060)
                                                                          --------------       -------------
  Institutional Service Class:
   Issued.............................................................                --           1,224,077
   In Lieu of Cash Distributions......................................                --             487,834
   Redeemed...........................................................                --          (4,211,425)
                                                                          --------------       -------------
   Net Decrease from Institutional Service Class Shares...............                --          (2,499,514)
                                                                          --------------       -------------
   Net Decrease from Capital Share Transactions.......................        37,479,959         (26,205,574)
                                                                          ==============       =============
      Total Increase..................................................        49,037,633          28,046,985

Net Assets:
  Beginning of Period.................................................       184,377,480         156,330,495
                                                                          --------------       -------------
  End of Period (including undistributed net investment
  income (loss) of $(1,577,648) and $0, respectively).................    $  233,415,113       $ 184,377,480
                                                                          ==============       =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months            Year
                                                                                     Ended             Ended
                                                                                April 30, 2000       October 31,
                                                                                  (Unaudited)           1999
                                                                                --------------      -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...............................................   $    (160,790)      $    (338,983)
  Net Realized Gain..........................................................       6,736,644          28,172,352
  Net Change in Unrealized Appreciation (Depreciation).......................       4,437,637          (2,776,815)
                                                                                -------------       -------------
  Net Increase in Net Assets Resulting from Operations.......................      11,013,491          25,056,554
                                                                                -------------       -------------
Distributions:
  Net Realized Gain
   Institutional Class.......................................................     (24,184,892)        (14,213,845)
   Institutional Service Class...............................................      (3,397,898)         (5,030,560)
                                                                                -------------       -------------
      Total Distributions....................................................     (27,582,790)        (19,244,405)
                                                                                -------------       -------------
Capital Share Transactions (Note J):
  Institutional Class
   Issued....................................................................      17,424,078          21,813,244
   In Lieu of Cash Distributions.............................................      18,895,078          11,748,397
   Redeemed..................................................................     (16,939,938)        (60,521,842)
                                                                                -------------       -------------
   Net Increase (Decrease) from Institutional Class Shares...................      19,379,218         (26,960,201)
                                                                                -------------       -------------
  Institutional Service Class:
   Issued....................................................................       2,411,963           4,671,043
   In Lieu of Cash Distributions.............................................       3,397,874           5,030,560
   Redeemed..................................................................      (1,242,206)        (30,171,884)
                                                                                -------------       -------------
   Net Increase (Decrease) from Institutional Service Class Shares...........       4,567,631         (20,470,281)
                                                                                -------------       -------------
   Net Increase (Decrease) from Capital Share Transactions...................      23,946,849         (47,430,482)
                                                                                =============       =============

      Total Increase (Decrease)..............................................       7,377,550         (41,618,333)

Net Assets:
  Beginning of Period........................................................      71,238,141         112,856,474
                                                                                -------------       -------------
  End of Period (including undistributed net investment
   income (loss) of $(500,785) and $0, respectively).........................   $  78,615,691       $  71,238,141
                                                                                =============       =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months            Year
                                                                                     Ended             Ended
                                                                                April 30, 2000       October 31,
                                                                                  (Unaudited)           1999
                                                                                --------------      -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income......................................................   $      707,563      $   1,565,751
  Net Realized Gain..........................................................        3,089,325         10,326,184
  Net Change in Unrealized Appreciation (Depreciation).......................        3,015,673             41,036
                                                                                --------------      -------------
  Net Increase in Net Assets Resulting from Operations.......................        6,812,561         11,932,971
                                                                                --------------      -------------
Distributions:
   Net Investment Income:
     Institutional Class.....................................................         (801,147)        (1,585,268)
     Institutional Service Class.............................................               --                 --
  Net Realized Gain
     Institutional Class.....................................................      (10,303,714)        (4,945,196)
     Institutional Service Class.............................................               --                 --
                                                                                --------------      -------------
      Total Distributions....................................................      (11,104,861)        (6,530,464)
                                                                                --------------      -------------
Capital Share Transactions (Note J):
  Institutional Class
   Issued....................................................................        6,629,336         10,714,191
   In Lieu of Cash Distributions.............................................       10,985,579          6,140,060
   Redeemed..................................................................       (9,107,512)       (35,749,126)
                                                                                --------------       ------------
   Net Increase (Decrease) from Institutional Class Shares...................        8,507,403        (18,894,875)
                                                                                --------------       ------------
  Institutional Service Class
   Issued....................................................................               --             27,431
   In Lieu of Cash Distributions.............................................               --                 --
   Redeemed..................................................................               --           (397,310)
                                                                                --------------       ------------
   Net Decrease from Institutional Service Class Shares......................               --           (369,879)
                                                                                --------------       ------------
   Net Increase (Decrease) from Capital Share Transactions...................        8,507,403        (19,264,754)
                                                                                ==============       ============

      Total Increase (Decrease)..............................................        4,215,103        (13,862,247)

Net Assets:
  Beginning of Period........................................................       71,014,138         84,876,385
                                                                                --------------      -------------
  End of Period (including undistributed net investment
   income of $128,159 and $252,551, respectively)............................   $   75,229,241      $  71,014,138
                                                                                ==============      =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 SIRACH BOND PORTFOLIO

-------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months         Year
                                                                                     Ended           Ended
                                                                                April 30, 2000    October 31,
                                                                                  (Unaudited)        1999
                                                                                --------------   -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income................................................         $    2,149,086   $   4,103,593
  Net Realized Gain (Loss).............................................               (520,287)     (1,972,415)
  Net Change in Unrealized Appreciation (Depreciation).................             (1,770,552)     (1,842,147)
                                                                                --------------   -------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations....................................................               (141,753)        289,031
                                                                                --------------   -------------
Distributions:
  Net Investment Income
    Institutional Class................................................             (2,154,162)     (3,961,280)
    Institutional Service Class........................................                (37,868)        (67,732)
  Net Realized Gain
    Institutional Class................................................                     --        (695,927)
    Institutional Service Class........................................                     --         (13,429)
                                                                                --------------   -------------
    Total Distributions................................................             (2,192,030)     (4,738,368)
                                                                                --------------   -------------
Capital Share Transactions (Note J):
  Institutional Class:
    Issued.............................................................             17,584,391      27,018,797
    Value from shares issued in connection with acquisition of
      Common Trust Fund Assets (Note K)................................              7,124,850            --
    In Lieu of Cash Distributions......................................              2,146,807       4,650,384
    Redeemed...........................................................            (10,750,140)    (25,863,822)
                                                                                --------------   -------------
    Net Increase from Institutional Class Shares.......................             16,105,908       5,805,359
                                                                                --------------   -------------
  Institutional Service Class:
    Issued.............................................................                518,518         157,880
    In Lieu of Cash Distributions......................................                 37,867          81,159
    Redeemed...........................................................                   (222)       (262,516)
                                                                                --------------   -------------
    Net Increase (Decrease) from Institutional Service
      Class Shares.....................................................                556,163         (23,477)
                                                                                --------------   -------------
    Net Increase from Capital Share Transactions.......................             16,662,071       5,781,882
                                                                                ==============   =============
      Total Increase...................................................             14,328,288       1,332,545
Net Assets:
  Beginning of Period..................................................             65,815,500      64,482,955
                                                                                --------------   -------------
  End of Period (including undistributed net investment
    income of $455,114 and $494,487, respectively).....................         $   80,143,788   $  65,815,500
                                                                                ==============   =============

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months           Year
                                                                           Ended             Ended
                                                                      April 30, 2000      October 31,
                                                                        (Unaudited)          1999
                                                                      --------------      -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Loss..........................................       $      (87,424)     $   (95,052)
  Net Realized Gain............................................            1,229,628        7,869,748
  Net Change in Unrealized Appreciation (Depreciation).........           12,837,961        1,779,494
                                                                      --------------      -----------
  Net Increase in Net Assets Resulting from Operations........            13,980,165        9,554,190
                                                                      --------------      -----------
Distributions:
  Net Realized Gain...........................................            (7,730,718)        (643,144)
                                                                      --------------      -----------
      Total Distributions.....................................            (7,730,718)        (643,144)
                                                                      --------------      -----------
Capital Share Transactions (Note J):
    Issued....................................................             8,624,354        8,567,492
    Value from shares issued in connection with acquisition of
      Common Trust Fund Assets (Note K).......................            26,900,602               --
    In Lieu of Cash Distributions.............................             7,629,088          640,668
    Redeemed..................................................           (12,757,758)     (12,932,534)
                                                                      --------------      -----------
    Net Increase (Decrease) from Capital Share Transactions...            30,396,286       (3,724,374)
                                                                      ==============      ===========
      Total Increase..........................................            36,645,733        5,186,672

Net Assets:
  Beginning of Period.........................................            43,125,611       37,938,939
                                                                      --------------      -----------
  End of Period (including undistributed net investment
    income (loss) of $(182,131) and $0, respectively).........        $   79,771,344      $43,125,611
                                                                      ==============      ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                       SIRACH SPECIAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                Six Months
                                  Ended                       Institutional Class
                                April 30,                   Years Ended October 31,
                                  2000       -------------------------------------------------
                               (Unaudited)     1999      1998      1997       1996      1995
                              -------------  --------  --------  --------   --------  --------
Net Asset Value,
  Beginning of
  Period....................    $  13.36     $  10.09  $  14.95  $  17.98   $  18.80  $  16.10
                                --------     --------  --------  --------   --------  --------
Income from
  Investment Operations
Net Investment Income
  (Loss)....................       (0.09)       (0.07)    (0.10)    (0.09)     (0.06)     0.11
Net Realized and
  Unrealized Gain
  (Loss)....................        4.72         5.85     (1.90)     0.98       3.51      3.65
                                --------     --------  --------  --------   --------  --------
Total from Investment
  Operations................        4.63         5.78     (2.00)     0.89       3.45      3.76
                                --------     --------  --------  --------   --------  --------
Distributions:
  Net Investment
    Income..................          --           --        --        --      (0.03)    (0.11)
  Net Realized Gain.........       (4.50)       (2.51)    (2.86)    (3.92)     (4.24)    (0.95)
                                --------     --------  --------  --------   --------  --------
 Total Distributions........       (4.50)       (2.51)    (2.86)    (3.92)     (4.27)    (1.06)
                                --------     --------  --------  --------   --------  --------
Net Asset Value, End
  of Period.................    $  13.49     $  13.36  $  10.09  $  14.95   $  17.98  $  18.80
                                ========     ========  ========  ========   ========  ========
Total Return................       39.58%**     71.28%   (14.99)%    8.11%     23.62%    25.31%
                                ========     ========  ========  ========   ========  ========


Ratios and Supplemental Data
Net Assets, End of
  Period (Thousands)            $233,415     $184,377  $154,373  $368,430   $441,326  $498,026
Ratio of Expenses to
  Average Net Assets                0.87%*       0.94%     0.92%     0.89%      0.87%     0.85%
Ratio of Net Investment
  Income (loss) to
  Average Net Assets               (0.51)%*     (0.57)%   (0.61)%   (0.53)%    (0.29)%    0.64%
Portfolio Turnover Rate               65%         205%       126%      114%       129%     137%

 * Annualized
** Not Annualized


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               SIRACH GROWTH PORTFOLIO

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                  Six Months
                                    Ended                   Institutional Class
                                  April 30,               Years Ended October 31,
                                    2000         -------------------------------------------------------
                                 (Unaudited)       1999        1998         1997       1996       1995
                               ---------------   --------    --------     --------   --------   --------
Net Asset Value,
  Beginning of
  Period....................       $ 14.63       $  13.76    $  15.44     $  14.01   $  11.35   $   9.66
                                   -------       --------    --------     --------   --------   --------
Income from
  Investment Operations
Net Investment Income
  (loss)....................         (0.07)         (0.06)       0.02         0.12       0.12       0.15
Net Realized and
  Unrealized Gain
  (Loss)....................          2.10           3.37        1.47         3.55       2.65       1.70
                                   -------       --------    --------     --------   --------   --------
Total from Investment
  Operations................          2.03           3.31        1.49         3.67       2.77       1.85
                                   -------       --------    --------     --------   --------   --------
Distributions:
  Net Investment
    Income..................            --             --       (0.04)       (0.13)     (0.11)     (0.16)
  Net Realized Gain.........         (5.51)         (2.44)      (3.13)       (2.11)        --         --
                                   -------       --------    --------     --------   --------   --------

 Total Distributions........         (5.51)         (2.44)      (3.17)       (2.24)     (0.11)     (0.16)
                                   -------       --------    --------     --------   --------   --------
Net Asset Value, End
  of Period.................       $ 11.15       $  14.63    $  13.76     $  15.44   $  14.01   $  11.35
                                   =======       ========    ========     ========   ========   ========

Total Return................         15.63%**       26.90%      11.45%       30.86%     24.52%     19.33%
                                   =======       ========    ========     ========   ========   ========


Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands)...............       $67,089       $ 62,231    $ 84,423     $132,530   $128,982   $114,787
Ratio of Expenses
  to Average
  Net Assets................          1.04%*         1.01%       0.91%        0.90%      0.87%      0.86%
Ratio of Net Investment
  Income (loss)
  to Average
  Net Assets................         (0.40)%*       (0.35)%      0.17%        0.84%      0.97%      1.48%
Portfolio Turnover
  Rate......................            38%            90%        103%         138%       151%       119%

 * Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                              Institutional Service Class
                                                                Years Ended October 31,
                                                    ------------------------------------------------
                                     Six Months                                           March 22,
                                       Ended                                             1996++ to
                                   April 30, 2000                                        October 31,
                                     (Unaudited)      1999        1998        1997          1996
                                   --------------   --------    --------    --------     -----------
Net Asset Value,
   Beginning of Period...........      $ 14.57      $  13.74    $  15.43    $  14.00       $   12.80
                                       -------      --------    --------    --------       ---------
Income from Investment
   Operations
Net Investment Income
   (Loss)........................        (0.07)        (0.09)      (0.02)       0.07            0.07
Net Realized and
   Unrealized Gain...............         2.07          3.36        1.48        3.56            1.19
                                       -------      --------    --------    --------       ---------
Total from Investment
   Operations....................         2.00          3.27        1.46        3.63            1.26
                                       -------      --------    --------    --------       ---------
Distributions:
   Net Investment
     Income......................           --            --       (0.02)      (0.09)          (0.06)
   Net Realized Gain.............        (5.51)        (2.44)      (3.13)      (2.11)             --
   Total Distributions...........        (5.51)        (2.44)      (3.15)      (2.20)          (0.06)
Net Asset Value, End of
   Period........................      $ 11.06      $  14.57    $  13.74    $  15.43       $   14.00
                                       =======      ========    ========    ========       =========

Total Return.....................        15.57%**      26.61%      11.22%      30.53%           9.87%**
                                       =======      ========    ========    ========       =========


Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands)...................      $11,527      $  9,007    $ 28,433    $ 25,528       $  14,437
Ratio of Expenses to
   Average Net Assets............         1.19%*        1.24%       1.16%       1.15%           1.12%*
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets............        (0.46)%*      (0.56)%     (0.12)%      0.57%           0.72%*
Portfolio Turnover Rate..........           38%           90%         103%       138%            151%

  * Annualized
 ** Not Annualized
 ++ Initial offering of Institutional Service Class Shares

The accompanying notes are an integral part of the financial statements.

UAM                                    FUNDS SIRACH STRATEGIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                       Six Months
                         Ended                   Institutional Class
                        April 30,               Years Ended October 31,
                          2000      -----------------------------------------------
                       (Unaudited)    1999      1998      1997      1996     1995
                      ------------- --------  --------  --------  -------- --------
Net Asset Value,
  Beginning of
  Period..............   $  12.32   $  11.56  $  12.44  $  11.99  $  10.75 $   9.35
                         --------   --------  --------  --------  -------- --------
Income from
  Investment Operations
Net Investment
  Income..............       0.10       0.25      0.28      0.37      0.36     0.36
Net Realized and
  Unrealized Gain.....       1.02       1.49      0.88      1.81      1.24     1.39
                         --------   --------  --------  --------  -------- --------
Total from Investment
 Operations...........       1.12       1.74      1.16      2.18      1.60     1.75
                         --------   --------  --------  --------  -------- --------
Distributions:
  Net Investment
    Income............      (0.13)     (0.25)    (0.29)    (0.37)    (0.36)   (0.35)
  Net Realized
    Gain..............      (1.76)     (0.73)    (1.75)    (1.36)       --       --
                         --------   --------  --------  --------  -------- --------
 Total Distributions..      (1.89)     (0.98)    (2.04)    (1.73)    (0.36)   (0.35)
                         --------   --------  --------  --------  -------- --------
Net Asset Value, End of
    Period............   $  11.55   $  12.32  $  11.56  $  12.44  $  11.99 $  10.75
                         ========   ========  ========  ========  ======== ========
Total Return..........       9.55%**   15.74%    10.63%    20.78%    15.13%   19.10%
                         ========   ========  ========  ========  ======== ========

Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands).........   $ 75,229   $ 71,014  $ 84,522  $ 86,204  $ 83,430 $ 95,834
Ratio of Expenses
  to Average
  Net Assets..........       1.00%*     1.01%     1.01%     0.97%     0.93%    0.87%
Ratio of Net Investment
  Income (loss) to Average
  Net Assets..........       1.88%*     2.00%     2.39%     3.06%     3.04%    3.49%
Portfolio Turnover
  Rate................         38%        83%       87%      128%      172%     158%

 * Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period

                                    Institutional Class                  Institutional Service Class
                          ---------------------------------------   --------------------------------------
                             Six Months               November 3,    Six Months                November 7,
                               Ended                   1997+ to         Ended                   1997++ to
                           April 30, 2000             October 31,   April 30, 2000             October 31,
                            (Unaudited)      1999        1998        (Unaudited)      1999        1998
                          ---------------  --------  ------------   --------------  --------   -----------
Net Asset Value,
  Beginning
  of Period............       $  9.70       $ 10.35      $  10.00        $  9.70     $ 10.33     $  10.00
                              -------       -------      --------        -------     -------     --------
Income from
  Investment
  Operations
Net Investment
  Income...............          0.30          0.60          0.59           0.29        0.57         0.55
Net Realized and
  Unrealized Gain
  (Loss)...............         (0.26)        (0.54)         0.28          (0.26)      (0.52)        0.28
                              -------       -------      --------        -------     -------     --------
Total from Investment
  Operations...........          0.04          0.06          0.87           0.03        0.05         0.83
                              -------       -------      --------        -------     -------     --------
Distributions:
  Net Investment
    Income.............         (0.32)        (0.60)        (0.52)         (0.31)      (0.57)       (0.50)
  Net Realized
    Gain...............            --         (0.11)           --             --       (0.11)          --
                              -------       -------      --------        -------     -------     --------
 Total
  Distributions........         (0.32)        (0.71)        (0.52)         (0.31)      (0.68)       (0.50)
                              -------       -------      --------        -------     -------     --------
Net Asset Value,
  End of Period........       $  9.42       $  9.70      $  10.35        $  9.42     $  9.70     $  10.33
                              =======       =======      ========        =======     =======     ========
Total Return+++........          0.43%**       0.58%         8.84%**        0.30%**    20.42%        8.42%**
                              =======       =======      ========        =======     =======     ========

Ratios and Supplemental Data
Net Assets, End
  of Period
  (Thousands)..........       $78,654       $64,847      $ 63,409        $ 1,490     $   969     $  1,074
Ratio of Expenses
  to Average
  Net Assets...........          0.52%*        0.50%         0.51%*         0.77%*      0.75%        0.76%*
Ratio of Net
  Investment Income
  to Average
  Net Assets...........          6.39%*        5.90%         5.95%*         6.30%*      5.65%        5.70%*
Portfolio Turnover
  Rate.................            81%          170%          168%            81%        170%         168%

  * Annualized
 ** Not Annualized
  + Commencement of Operations
 ++ Initial Offering of Institutional Service Class Shares
+++ Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                            Institutional Class
                                Six Months                Years Ended October 31,
                                  Ended      -------------------------------------------------------
                                 April 30,                                                July 1, 1996+
                                   2000                                                   to October 31,
                                (Unaudited)       1999           1998         1997             1996
                                -----------     ---------     ----------    ---------     ---------------
Net Asset Value, Beginning
  of Period..................    $    19.36     $   15.59      $   13.98    $   10.97       $    10.00
                                -----------     ---------     ----------    ---------     ------------
Income from Investment
   Operations
Net Investment Loss..........         (0.04)        (0.04)         (0.01)        0.03             0.01
Net Realized and
  Unrealized Gain............          2.39          4.08           2.01         3.06             0.97
                                -----------     ---------     ----------    ---------     ------------
Total from Investment
   Operations................          2.35          4.04           2.00         3.09             0.98
                                -----------     ---------     ----------    ---------     ------------
Distributions:
  Net Investment Income......            --            --          (0.01)       (0.02)           (0.01)
  Net Realized Gain..........         (3.52)        (0.27)         (0.38)       (0.06)              --
                                -----------     ---------     ----------    ---------     ------------
 Total Distributions.........         (3.52)        (0.27)         (0.39)       (0.08)           (0.01)
                                -----------     ---------     ----------    ---------     ------------
Net Asset Value, End
  of Period..................    $    18.19     $   19.36      $   15.59    $   13.98       $    10.97
                                ===========     =========     ==========    ==========    ============
Total Return++...............         12.37%**      26.17%**       14.63%       28.34%            9.80%**
                                ===========     =========     ==========    =========     ============

Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands)................    $   79,771     $  43,125      $  37,939    $  26,169       $    6,410
Ratio of Expenses to
  Average Net Assets.........          0.90%*        0.90%          0.90%        0.90%            1.03%*
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.........         (0.33)%*      (0.21)%        (0.08)%       0.30%            0.39%*
Portfolio Turnover Rate......            31%          121%            75%          89%              34%

  * Annualized
 ** Not Annualized
  + Commencement of Operations
 ++ Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                      SIRACH PORTFOLIOS


--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Sirach Special Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio, Sirach Bond Portfolio and Sirach Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The Portfolios are authorized to offer two separate classes of shares-Institutional Class Shares and Institutional Service Class Shares. As of April 30, 2000, the Sirach Growth Portfolio and the Sirach Bond Portfolio have issued Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolios are as follows:

     Sirach Special Equity Portfolio seeks to provide maximum long-term growth of capital consistent with reasonable risk to principal, by investing in small to medium capitalized companies with particularly attractive financial characteristics.

     Sirach Growth Portfolio seeks to provide long-term capital growth consistent with reasonable risk to principal by investing in a diversified portfolio of common stocks.

     Sirach Strategic Balanced Portfolio seeks to provide long-term growth of capital consistent with reasonable risk to principal by investing in a diversified portfolio of common stocks and fixed income securities.

     Sirach Bond Portfolio seeks to provide above-average total return with reasonable risk to principal by investing primarily in investment grade fixed income securities.

     Sirach Equity Portfolio seeks to provide long-term capital growth consistent with reasonable risk to principal by investing, under normal circumstances, up to 90% of its total assets in common stocks of companies that offer long-term growth potential.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

UAM FUNDS                                                      SIRACH PORTFOLIOS


--------------------------------------------------------------------------------

     1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures by the Board of Directors.

     2. Federal Income Taxes: It is the Portfolios' intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

UAM FUNDS                                                     SIRACH PORTFOLIOS


--------------------------------------------------------------------------------

     4. Distributions to Shareholders: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     Permanent book and tax basis differences relating to shareholder distribution may result in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income (loss) per share in the financial highlight.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets for the month as follows:

      Sirach Portfolios                                      Rate
      ----------------                                      -------
      Special Equity......................................   0.70%
      Growth..............................................   0.65%
      Strategic Balanced..................................   0.65%
      Bond................................................   0.35%
      Equity..............................................   0.65%

UAM FUNDS                                                      SIRACH PORTFOLIOS


--------------------------------------------------------------------------------

     The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond and the Equity Portfolios' Institutional Class Shares total annual operating expenses, after the effect of expense offset arrangements, from exceeding, 0.50% and 0.90% of average daily net assets, respectively.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center, ("UAMSSC") an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolios pay the Administrator 0.073% per annum of the average daily net assets of the Sirach Special Equity, Growth, Bond and Equity Portfolios; 0.093% per annum of the daily net assets of the Strategic Balanced Portfolio, an annual base fee of $72,500 for the Sirach Equity, Special Equity and Balanced Portfolios; an annual base fee of $94,250 for the Sirach Growth and Bond Portfolios and a fee based on the number of active shareholder accounts.

     For the six months ended ended April 30, 2000, the Administrator earned the following amounts from the Portfolios' and paid the following:


                           Administration  Portion Paid  Portion Paid  Portion Paid
Sirach Portfolios               Fees          to SEI      to UAMSSC       to DST
---------------            -------------   -----------   -----------   -----------
Special Equity..........        $136,696       $54,325        $7,363       $14,733
Growth..................          82,082        32,256         7,290        14,120
Strategic Balanced......          78,121        30,004         5,591        10,259
Bond....................          75,944        30,493         6,077        13,293
Equity..................          57,637        25,893         4,748         7,020

     Prior to November 1, 1999, Chase Global Fund Services Company served as the Portfolios' Sub-Administrator.

UAM FUNDS                                                     SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios assets and the assets are held in accordance with the custodian agreement. As a part of the custodian agreement, the custodian has a lien on the securities of the Portfolios to cover any advances made by the custodian to the Portfolios.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Sirach Special Equity Portfolio, the Sirach Growth Portfolio, and the Sirach Bond Portfolio have adopted Distribution and Service Plans (the "Plans") on behalf of the Institutional Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolios may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolios' Institutional Service Class Shares net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Sirach Special Equity, the Sirach Growth, the Sirach Strategic Balanced and the Sirach Bond Portfolios' Institutional Service Class Shares net assets. The distributor does not receive any fee or other compensation with respect to the Portfolios. The Sirach Growth and the Sirach Bond Portfolios' Institutional Service Class Shares are currently making payments for distribution fees at an annual rate of 0.25% of the Portfolios' average daily net assets.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six months ended April 30, 2000, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

Sirach Portfolios                            Purchases        Sales
-----------------                            ---------     -----------
Special Equity..........................   $152,614,111   $173,339,650
Growth..................................     28,884,447     33,708,169
Strategic Balanced......................     19,732,116     23,405,246
Bond....................................     34,294,960     29,775,173
Equity..................................     37,592,122     16,354,861

UAM FUNDS                                                     SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     Purchases and sales of long-term U.S. Government securities were $6,454,840 and $5,555,228 respectively, for the Sirach Strategic Balanced Portfolio and $31,480,503 and $21,754,545, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Growth Portfolio and the Sirach Equity Portfolio.

     H. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. At the period ended April 30, 2000, the Portfolios had no borrowings under the agreement.

     I. Other: At April 30, 2000, the Sirach Bond Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $1,588,753 which will expire 10/31/2007.

     At April 30, 2000 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                      No. of                     %
Sirach Portfolios                                  Shareholders              Ownership
-----------------                                ----------------         ---------------
Special Equity-Institutional Class.............          1                       16
Growth-Institutional Class.....................          3                       60
Growth-Institutional Service Class.............          1                       95
Strategic Balanced-Institutional Class.........          2                       26
Bond-Institutional Class.......................          1                       25
Bond-Institutional Service Class...............          1                      100
Equity.........................................          1                       14

UAM FUNDS                                                     SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     J. Capital Share Transactions: Transactions in capital shares for the portfolios, by class, were as follows:

                                                                                        Institutional
                                                     Institutional Class Shares      Service Class Shares
                                                     --------------------------    -----------------------
                                                     Six Months                    Six Months
                                                        Ended           Year          Ended          Year
                                                      April 30,         Ended       April 30,        Ended
                                                        2000          October 31,      2000        October 31,
                                                     (Unaudited)        1999        (Unaudited)       1999
                                                     ----------     ------------    ----------    ----------
Sirach Special Equity Portfolio:
Issued                                                 3,054,940      13,356,079           --         117,864
In Lieu of Cash Distributions....................      5,112,366       4,149,204           --          57,192
Redeemed.........................................     (4,656,707)    (19,015,823)          --        (370,325)
                                                     -----------    ------------    ---------     -----------
Net Increase (Decrease) in Shares Outstanding....      3,510,599      (1,510,540)          --        (195,269)
                                                     ===========    ============    =========     ===========

Sirach Growth Portfolio:
Issued...........................................      1,446,477       1,546,728      207,774         336,279
In Lieu of Cash Distributions....................      1,769,202         935,382      320,554         401,480
Redeemed.........................................     (1,454,373)     (4,363,442)    (104,677)     (2,189,570)
                                                     -----------    ------------    ---------     -----------
Net Increase (Decrease) in Shares Outstanding....      1,761,306      (1,881,332)     423,651      (1,451,811)
                                                     ===========    ============    =========     ===========
Sirach Strategic Balanced Portfolio:
Issued...........................................        557,447         876,506           --           2,402
In Lieu of Cash Distributions....................        974,966         532,012           --              --
Redeemed.........................................       (780,828)     (2,956,451)          --         (33,137)
                                                     -----------    ------------    ---------     -----------
Net Increase (Decrease) in Shares Outstanding....        751,585      (1,547,933)          --         (30,735)
                                                     ===========    ============    =========     ===========

UAM FUNDS                                                     SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

                                                                                                 Institutional
                                                             Institutional Class Shares       Service Class Shares
                                                             ----------------------------  ---------------------------
                                                              Six Months                   Six Months
                                                                 Ended                        Ended
                                                               April 30,                    April 30,
                                                                 2000                         2000
                                                              (Unaudited)      1999       (Unaudited)          1999
                                                               ---------    -----------   ----------          ------
Sirach Bond Portfolio
Issued....................................................    1,818,600      2,702,131        54,339          15,152
Shares Issued in Connection
     with Acquisition of Common
     Trust Fund Assets (Note K)...........................      742,489             --            --              --
In Lieu of Cash Distributions.............................      224,955        467,403         3,966           8,147
Redeemed..................................................   (1,123,365)    (2,611,579)          (23)        (27,278)
                                                            -----------    -----------      --------        --------
Net Increase (Decrease) in Shares Outstanding.............    1,662,679        557,955        58,282          (3,979)
                                                            ===========    ===========      ========        ========

Sirach Equity Portfolio
Issued....................................................    1,018,809        466,111
Shares Issued in Connection
     with Acquisition of Common
     Trust Fund Assets (Note K)...........................    1,387,509             --
In Lieu of Cash Distributions.............................      424,782         38,386
Redeemed..................................................     (673,146)      (710,778)
                                                            -----------    -----------
Net Increase (Decrease) in Shares Outstanding.............    2,157,954       (206,281)
                                                            ===========    ===========

UAM FUNDS                                                     SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     K. Common Trust Fund Conversion: On March 31, 2000 the Advisor's Equity Common Fund of Wilmington Trust Company and the Advisor's Fixed Income Fund of Wilmington Trust Company were converted into the Sirach Equity Portfolio and Sirach Bond Portfolio, respectively.

     The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for the funds and the net assets (including unrealized appreciation (depreciation) of the funds immediately before the conversion were as follows:

                                                    Unrealized         Sirach
                                      Net Assets   Appreciation     Shares Issued
                                      ---------    ------------     ------------
Advisor's Equity Common Fund          26,900,602    10,651,270        1,387,509
Advisor's Fixed Income Common Fund     7,124,850      (161,878)         742,489

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                             William H. Park
Director, President and Chairman             Vice President

John T. Bennett, Jr.                         Gary L. French
Director                                     Treasurer

Nancy J. Dunn                                Robert R. Flaherty
Director                                     Assistant Treasurer

Philip D. English                            Robert J. Della Croce
Director                                     Assistant Treasurer

William A. Humenuk                           Martin J. Wolin, Esq.
Director                                     Secretary

James P. Pappas                              Theresa DelVecchio
Director                                     Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Sirach Capital Management, Inc.
600 University Street
3323 One Union Square
Seattle, WA 98101

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                       -----------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed to
                                        others only if preceded or accompanied
                                        by a current prospectus.
                                       -----------------------------------------